MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2025 (Unaudited)

Mutual Funds (98.5%)	Shares	Value

Ageis Value Class I	20,852	$ 1,141,841
Oberweis Micro Cap Investor Class	20,415	1,068,529
Congress Small Cap Growth Class I	19,311	1,000,689
Schwab Fundamental US Small Company Index	50,466	948,253
Hennessy Cornerstone Mid Cap 30 Class I	36,870	896,311
Invesco Small Cap Value Class Y	30,561	872,522
Hood River Small Cap Growth Class I	9,653	844,443
Fuller & Thaler Behavioral Small Cap Equity Class I	16,605	825,284
James Small Cap	18,541	797,095
Vanguard Small Cap Value Index Admiral Class	8,626	773,321
Virtus KAR Small Cap Core Class I	11,864	663,424
Vanguard Strategic Small-Cap Equity Investor Class	15,060	660,843
Nuveen Small Cap Value Opportunities Class I	12,005	645,018
Fidelity Stock Selector Small Cap	15,439	624,960

Total Mutual Funds (Cost $ 8,925,805)		11,762,533

Short-Term Securities (1.4%)

Fidelity Investments Money Market Government Portfolio Class I (Cost $ 160,752)		160,752

Total Short-Term Securities		160,752

Total Investments in Securities (Cost $ 9,086,557) (99.9%)		11,923,285

Net Other Assets and Liabilities (0.1%)		16,203

Net Assets (100%)		$ 11,939,488

As of September 30, 2025, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$8,925,805
Unrealized appreciation	2,836,728
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	2,836,728

MH Elite Portfolio of Funds Trust

September 30, 2025 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2025:

MH Elite Small Cap Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 11,762,533	-	-	$ 11,762,533
Short Term Investments	160,752	-	-	160,752
Total Investments in Securities	$ 11,923,285	-	-	$ 11,923,285

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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